Condensed Consolidated Statements of Stockholders' Equity (Q1) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Series A Non-Voting Convertible Preferred Stock
Issuance costs	$ 991
Common Stock
Issuance costs	430
Underwritten Registered Offering
Issuance costs	$ 2,605